10. Related-party balances and transactions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Revenues	R$ 17,983,654	R$ 16,085,094	R$ 14,608,233
Sanitation services
Disclosure of transactions between related parties [line items]
Revenues	556,574	501,146	462,989
Payments received from related parties
Disclosure of transactions between related parties [line items]
Revenues	(546,365)	(509,672)	(471,081)
Receipt of GESP reimbursement referring to Law 4819/58
Disclosure of transactions between related parties [line items]
Receipt of GESP reimbursement	R$ (152,112)	R$ (173,516)	R$ (192,889)